Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,649	$ 1,799	$ 1,304	$ 1,799	$ 916
Realized	(4)	4			(2)
Unrealized	22	(12)	28	10	32
Net unrealized gains (losses) included in OCI	5	(7)	(15)	(2)	(2)
Transfer in to Level 3		8	393	8	393
Transfer out of Level 3	(21)	(87)		(108)	(5)
Purchases/Issuances	360	72	215	432	631
Sales/Settlements	(109)	(128)	(27)	(237)	(65)
Closing balance	1,902	1,649	1,898	1,902	1,898
Opening balance	(1,755)	(1,619)	(1,718)	(1,619)	(1,499)
Realized	3	(3)	3	(4)	2
Unrealized	(64)	(188)	132	(252)	(201)
Transfer in to Level 3			(5)		(8)
Transfer out of Level 3	86	61	98	147	133
Purchases/Issuances	(123)	(77)	(40)	(200)	(41)
Sales/Settlements	68	71	80	143	164
Closing balance	(1,785)	(1,755)	(1,450)	(1,785)	(1,450)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(533)	(476)	(379)	(476)	(416)
Realized	3	(3)	3	(4)	2
Unrealized	(35)	(33)	10	(68)	(13)
Transfer in to Level 3					(3)
Transfer out of Level 3			2		4
Purchases/Issuances	(123)	(72)	(29)	(195)	(30)
Sales/Settlements	57	51	63	112	126
Closing balance	(631)	(533)	(330)	(631)	(330)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,167)	(1,055)	(1,284)	(1,055)	(1,028)
Unrealized	(29)	(147)	155	(176)	(155)
Transfer out of Level 3	70	15	96	85	129
Sales/Settlements	11	20	17	31	38
Closing balance	(1,115)	(1,167)	(1,016)	(1,115)	(1,016)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	16	79	23	79	51
Unrealized	2	(13)	40	(11)	17
Transfer out of Level 3		(50)		(50)	(5)
Closing balance	18	16	63	18	63
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(12)	(18)		(18)	(4)
Unrealized		(12)	(36)	(12)	(32)
Transfer out of Level 3	12	18		30
Closing balance		(12)	(36)		(36)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			12
Unrealized			(12)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(38)	(41)	(54)	(41)	(50)
Unrealized		3	3	3	(1)
Closing balance	(38)	(38)	(51)	(38)	(51)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	33	36	49	36	44
Unrealized		(3)	(3)	(3)	2
Closing balance	33	33	46	33	46
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(5)	(29)	(1)	(29)	(1)
Unrealized		1		1
Transfer in to Level 3			(5)		(5)
Transfer out of Level 3	4	28		32
Purchases/Issuances		(5)	(11)	(5)	(11)
Closing balance	(1)	(5)	(17)	(1)	(17)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	24	51	6	51	6
Unrealized		2	6	2	6
Transfer in to Level 3		8	7	8	7
Transfer out of Level 3	(21)	(37)		(58)
Closing balance	3	24	19	3	19
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,090	1,063	962	1,063	640
Realized	(4)	4			(2)
Unrealized	20	1	6	21	26
Net unrealized gains (losses) included in OCI	5	(2)	(6)	3	3
Purchases/Issuances	221	60	30	281	334
Sales/Settlements	(72)	(36)	(14)	(108)	(23)
Closing balance	1,260	1,090	978	1,260	978
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	319	392	72	392	70
Unrealized					(1)
Transfer in to Level 3			386		386
Purchases/Issuances	139	12		151	22
Sales/Settlements	(32)	(85)	(4)	(117)	(23)
Closing balance	426	319	454	426	454
Corporate and other debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	100	103	80	103
Unrealized			(6)		(16)
Net unrealized gains (losses) included in OCI		(3)	(4)	(3)	(4)
Purchases/Issuances			7		97
Closing balance	100	100	77	100	77
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	67	75	100	75	105
Unrealized		1	(3)	1	(2)
Net unrealized gains (losses) included in OCI		(2)	(5)	(2)	(1)
Purchases/Issuances			178		178
Sales/Settlements	(5)	(7)	(9)	(12)	(19)
Closing balance	$ 62	$ 67	$ 261	$ 62	$ 261